As filed with the Securities and Exchange Commission on January 13, 2022

1933 Act Registration No. 333-200933

1940 Act Registration No. 811-23013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 426	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 429	☒

(Check appropriate box or boxes)

GOLDMAN SACHS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-1000

CAROLINE L. KRAUS, ESQ.

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

ALLISON M. FUMAI, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 11, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Shares of the Goldman Sachs Access China Bond ETF (previously filed as Goldman Sachs Access China Bonds ETF) and Goldman Sachs Access Total Bond Market ETF

Explanatory Note

Post-Effective Amendment No. 210 (the “Amendment”) to the Registration Statement of Goldman Sachs ETF Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on August 16, 2019 to register shares of Goldman Sachs Access U.S. Aggregate Bond ETF, Goldman Sachs Access China Bonds ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF, Goldman Sachs Access Total Bond Market ETF and Goldman Sachs Access U.S. Treasury Total Market Bond ETF. Pursuant to Rule 485(a), the Amendment would have become effective on October 30, 2019. Post-Effective Amendment No. 219 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 28, 2019 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 223 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 19, 2019 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 225 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 17, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 234 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 14, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 247 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 13, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 252 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 10, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 258 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 8, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 264 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 5, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 270 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 12, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 272 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 19, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 275 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 26, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 277 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 2, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 279 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 6, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 280 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 31, 2020 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 287 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 28, 2020 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 291 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 25, 2020 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 295 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 23, 2020 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 299 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 20, 2020 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 303 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 18, 2020 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 306 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 15, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 313 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 12, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 317 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 12, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 321 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 9, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 325 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 7, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 333 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 4, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 340 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 2, 2021 as the new date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 360 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 30, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 372 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 27, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 383 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 24, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 390 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 22, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 396 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 19, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 409 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 17, 2021 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Post-Effective Amendment No. 418 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 14, 2022 as the date upon which the Amendment would have become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. This Post-Effective Amendment No. 426 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 11, 2022 as the new date upon which the Amendment shall become effective with respect to Goldman Sachs Access China Bond ETF and Goldman Sachs Access Total Bond Market ETF only. Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access U.S. Treasury Bond ETF became effective on July 6, 2020. This Post-Effective Amendment No.  426 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust of the Registrant dated December 16, 2009 (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

	(2)	Amended and Restated Declaration of Trust dated April 16, 2015 (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

	(3)	Form of Amended Schedule A dated September 14, 2021 to the Amended and Restated Declaration of Trust dated April 16, 2015 (incorporated by reference from Post-Effective Amendment No. 389 to the Trust’s registration statement, SEC File No. 333-200933, filed September 17, 2021)

(b)	Amended and Restated By-laws dated July 22, 2021 (incorporated by reference from Post-Effective Amendment No. 369 to the Trust’s registration statement, SEC File No. 333-200933, filed July 26, 2021)

(c)	Not applicable.

(d)	(1)	Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(2)	Form of Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s registration statement, SEC File No. 333-200933, filed May 25, 2016)

	(3)	Form of Amended Annex A to the Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to all series of Registrant except ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Post-Effective Amendment No. 416 to the Trust’s registration statement, SEC File No. 333-200933, filed December 9, 2021)

(e)	(1)	Distribution Agreement dated March 26, 2015 between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(2)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 126 to the Trust’s registration statement, SEC File No. 333-200933, filed August 27, 2018)

	(3)	Form of Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 126 to the Trust’s registration statement, SEC File No. 333-200933, filed August 27, 2018)

(f)	Not applicable.

(g)	(1)	Custody Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

	(2)	Letter Amendment to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(3)	Letter Amendment dated October 20, 2015 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 518 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 15, 2016)

(4)	Amendment dated January 6, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

(5)	Amendment dated March 1, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

(6)	Amendment dated June 13, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Hedge Industry VIP ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(7)	Amendment dated August 29, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs TreasuryAccess 0-1 Year ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(8)	Amendment dated April 5, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Access Emerging Markets Local Currency Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF and Goldman Sachs Access Investment Grade Corporate Bond ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(9)	Amendment dated May 10, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Equal Weight U.S. Large Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(10)	Amendment dated December 10, 2018 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

(11)	Amendment dated July 12, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

	(12)	Amendment dated December 13, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2020)

(h)	(1)	Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(2)	Amendment dated December 10, 2018 to the Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

	(3)	Amendment dated December 13, 2019 to the Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2020)

	(4)	Form of Authorized Participant Agreement (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(5)	Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

	(6)	Letter Amendment to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(7)	License Agreement between the Trust and Goldman Sachs Asset Management, L.P. (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(8)	Letter Amendment dated October 20, 2015 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed February 8, 2016)

	(9)	Amendment dated January 6, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

	(10)	Amendment dated March 1, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

	(11)	Amendment dated December 10, 2018 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

	(12)	Amendment dated July 12, 2019 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Registrant and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

	(13)	Amendment dated December 13, 2019 to the Fund Administration and Accounting Agreement dated April 28, 2016 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2020)

	(14)	Expense Limitation Agreement between Registrant and Goldman Sachs Asset Management, L.P. relating to Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2017)

(i)	Opinion and Consent of Dechert LLP (to be filed by amendment)

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Letter related to Initial Capital provided by The Goldman Sachs Group, Inc. (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(m)	Distribution and Service Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

(n)	Not applicable.

(p)	(1)	Code of Ethics – Goldman Sachs ETF Trust (incorporated by reference from Post-Effective Amendment No. 310 to the Trust’s registration statement, SEC File No. 333-200933, filed December 28, 2020)

	(2)	Code of Ethics – Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s registration statement, SEC File No. 333-200933, filed December 23, 2019)

	(3)	Code of Ethics – ALPS Distributors, Inc. (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

(q)	(1)	Powers of Attorney for James A. McNamara, Joseph F. DiMaria, Caroline Dorsa, Linda A. Lang, Michael Latham and Lawrence W. Stranghoener (incorporated by reference from Post-Effective Amendment No. 214 to the Trust’s registration statement, SEC File No. 333-200933, filed September 25, 2019)

	(2)	Powers of Attorney for Cheryl K. Beebe, Lawrence Hughes, John F. Killian and Steven D. Krichmar (incorporated by reference from Post-Effective Amendment No. 416 to the Trust’s registration statement, SEC File No. 333-200933, filed December 9, 2021).

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of Trust of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a).

Section 6 of the Distribution Agreement between the Registrant and Distributor dated March  26, 2015, provides that the Registrant will indemnify Distributor against certain liabilities, subject to certain conditions. A copy of the Distribution Agreement is incorporated by reference as Exhibit (e), to the Registrant’s Registration Statement.

Fund and trustees and officers liability policies purchased by the Registrant, Goldman Sachs ETF Trust II, Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and serves as investment adviser to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, Popular High Grade Fixed-Income Fund, Inc., Popular Total Return Fund, Inc., Popular Income Plus Fund, Inc., PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Puerto Rico Residents Tax Free Bond Fund I, Inc., Puerto Rico Residents Tax Free Funds, Inc., Puerto Rico Residents Tax Free Funds II, Inc., Puerto Rico Residents Tax Free Funds III, Inc., Puerto Rico Residents Tax Free Funds IV, Inc., Puerto Rico Residents Tax Free Funds V, Inc., Puerto Rico Residents Tax Free Funds VI, Inc. Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Joseph J. Frank**	Secretary	None

Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Not applicable.

Item 33. Location of Accounts and Records

The Amended and Restated Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records will be in the physical possession of GSAM, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be in the physical possession of The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 426 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 426 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 13th day of January, 2022.

GOLDMAN SACHS ETF TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara	President (Chief Executive Officer) and Trustee	January 13, 2022
James A. McNamara

[1]Joseph F. DiMaria Joseph F. DiMaria	Treasurer, Principal Financial Officer and Principal Accounting Officer	January 13, 2022

[1]Cheryl. K. Beebe	Trustee	January 13, 2022
Cheryl K. Beebe

[1]Lawrence Hughes	Trustee	January 13, 2022
Lawrence Hughes

[1]John F. Killian	Trustee	January 13, 2022
John F. Killian

[1]Steven D. Krichmar	Trustee	January 13, 2022
Steven D. Krichmar

[1]Linda A. Lang	Trustee	January 13, 2022
Linda A. Lang

[1]Michael Latham	Trustee	January 13, 2022
Michael Latham

[1]Lawrence W. Stranghoener	Chairman and Trustee	January 13, 2022
Lawrence W. Stranghoener

By:	/s/ Caroline L. Kraus
Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs ETF Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution by written consent.

RESOLVED, that Trustees and Officers of the Trust who may be required to sign the Trust’s Registration Statement or any amendments thereto be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus and Joseph F. DiMaria, jointly and severally, as their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement on Form N-1A of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the SEC and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-governmental filings, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

Dated: January 13, 2022

/s/ Caroline L. Kraus
Caroline L. Kraus,
Secretary